UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2009 to January 31, 2010

Item 1:                   Schedule of Investments

Credit Suisse High Income Fund

Schedule of Investments

January 31, 2010 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS (87.8%)
Aerospace & Defense (1.4%)
$200	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)§	(BB, Ba3)	07/01/18	8.500	$210,000
250	Hawker Beechcraft Notes Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)§	(CCC-, Caa3)	04/01/15	8.500	173,125
125	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	120,937
150	Spirit Aerosystems, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/13 @ $103.75)‡	(BB, B2)	10/01/17	7.500	151,875
					655,937
Auto Loans (1.8%)
350	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes§	(B-, B3)	08/01/12	7.500	354,773
525	Ford Motor Credit Co., LLC, Global Senior Unsecured Notes	(B-, B3)	10/01/13	7.000	525,792
					880,565
Auto Parts & Equipment (1.1%)
75	American Axle & Manufacturing Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/14 @ $104.63)‡§	(B-, B2)	01/15/17	9.250	78,000
100	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)§	(CCC-, Caa3)	03/01/17	7.875	87,250
215	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/10 @ $103.33)	(CCC, Caa1)	08/15/14	10.000	196,725
125	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)§	(B+, B1)	07/01/15	9.000	129,375
50	The Goodyear Tire & Rubber Co., Senior Unsecured Notes (Callable 05/15/12 @ $107.88)	(B+, B1)	05/15/16	10.500	54,500
					545,850
Banks (3.0%)
39	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)§	(NR, NR)	05/01/13	7.000	36,149
59	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)	(NR, NR)	05/01/14	7.000	52,971
59	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)	(NR, NR)	05/01/15	7.000	51,498
98	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)	(NR, NR)	05/01/16	7.000	84,725
138	CIT Group, Inc., Senior Secured Notes (Callable 03/17/10 @ $103.50)§	(NR, NR)	05/01/17	7.000	117,756
174	GMAC, Inc., Global Company Guaranteed Notes	(B, Ca)	03/02/11	7.250	176,175
23	GMAC, Inc., Global Company Guaranteed Notes§	(B, Ca)	12/31/13	7.500	23,115
775	GMAC, Inc., Global Company Guaranteed Notes (Callable 03/08/10 @ $100.00)	(B, Ca)	04/01/11	6.000	771,125
28	GMAC, Inc., Global Subordinated Notes	(CCC+, Ca)	12/31/18	8.000	26,740
113	GMAC, Inc., Series 8, Global Company Guaranteed Notes	(B, Ca)	12/01/14	6.750	111,022
					1,451,276
Beverages (0.5%)
100	CEDC Finance Corp. International, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/13 @ $104.56)‡§	(B+, B1)	12/01/16	9.125	105,500
150	Constellation Brands, Inc., Company Guaranteed Notes§	(BB, Ba3)	09/01/16	7.250	151,500
					257,000
Building & Construction (1.8%)
169	Ashton Woods Finance Co., Rule 144A, Company Guaranteed Notes (Callable 02/24/14 @ $105.50)+‡	(NR, NR)	06/30/15	0.000	59,150
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/10 @ $100.00)	(CC, Caa2)	04/15/12	8.375	269,500
125	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(CCC-, Caa2)	01/15/16	6.250	93,125
275	Standard Pacific Corp., Company Guaranteed Notes§	(CCC, Caa1)	04/01/14	6.250	244,750
275	William Lyon Homes, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(CC, Caa3)	02/15/14	7.500	188,375
					854,900
Building Materials (1.5%)
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/10 @ $102.58)	(BBB-, Ba3)	08/01/14	7.750	103,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Building Materials
$225	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/10 @ $102.63)	(B-, Caa1)	07/01/13	10.500	$221,062
200	Headwaters, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/12 @ $105.69)‡§	(B+, B2)	11/01/14	11.375	211,000
175	Norcraft Finance Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $105.25)‡	(B-, B2)	12/15/15	10.500	182,875
					718,812
Chemicals (3.0%)
100	Ashland, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/13 @ $104.56)‡	(BB-, Ba3)	06/01/17	9.125	109,250
125	Hexion Escrow Corp., Rule 144A, Senior Secured Notes (Callable 02/01/14 @ $104.44)‡	(CCC+, B3)	02/01/18	8.875	121,094
200	Koppers, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/01/14 @ $103.94)‡	(B, B1)	12/01/19	7.875	205,000
20	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)§	(CCC-, Caa2)	12/01/14	9.750	19,200
150	Momentive Performance Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/11 @ $106.25)‡§	(CCC-, B3)	06/15/14	12.500	168,750
50	Nalco Co., Rule 144A, Senior Notes (Callable 05/15/13 @ $104.13)‡	(BB-, Ba2)	05/15/17	8.250	53,250
250	Nalco Finance Holdings, Inc., Global Senior Discount Notes (Callable 02/04/10 @ $103.00)§	(B, B2)	02/01/14	9.000	258,750
150	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(CCC+, Caa2)	08/15/14	9.000	132,750
100	Solutia, Inc., Company Guaranteed Notes (Callable 11/01/13 @ $104.38)§	(B, B2)	11/01/17	8.750	106,250
275	Terra Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/01/14 @ $103.88)‡	(BB, B1)	11/01/19	7.750	287,375
					1,461,669
Computer Hardware (0.8%)
125	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC, Caa1)	05/01/16	9.500	120,313
125	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $103.31)‡§	(BBB-, Ba2)	01/15/18	6.625	127,187
125	Brocade Communications Systems, Inc., Rule 144A, Senior Secured Notes (Callable 01/15/15 @ $103.44)‡	(BBB-, Ba2)	01/15/20	6.875	128,125
					375,625
Consumer Products (0.7%)
200	AAC Group Holding Corp., Rule 144A, Senior Discount Notes (Callable 10/01/10 @ $100.00)‡	(CCC, Caa2)	10/01/12	10.250	201,000
125	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/10 @ $102.92)	(CCC+, Caa1)	05/01/14	8.750	124,063
					325,063
Diversified Capital Goods (3.1%)
125	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	122,188
125	Anixter, Inc., Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	138,594
125	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/14 @ $104.62)‡	(B+, Ba2)	06/15/19	9.250	133,750
225	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $100.00)	(B, B3)	10/01/12	9.875	231,750
150	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	151,312
175	Mueller Water Products, Inc., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.69)	(B-, Caa1)	06/01/17	7.375	158,375
100	Rexnord LLC., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)§	(B-, Caa2)	08/01/14	9.500	100,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Diversified Capital Goods
$125	Sensus USA Systems, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $101.44)	(B-, B3)	12/15/13	8.625	$129,062
75	SPX Corp., Global Senior Unsecured Notes	(BB, Ba2)	12/15/14	7.625	78,188
125	Titan International, Inc., Global Company Guaranteed Notes	(B-, B2)	01/15/12	8.000	125,000
150	TriMas Corp., Rule 144A, Senior Secured Notes (Callable 12/15/13 @ $104.88)‡§	(B-, Caa1)	12/15/17	9.750	150,375
					1,519,344
Electric - Generation (5.1%)
350	Dynegy Holdings, Inc., Global Senior Unsecured Notes§	(B, B3)	05/01/16	8.375	317,625
125	Edison Mission Energy, Global Senior Unsecured Notes§	(B, B2)	05/15/17	7.000	99,375
400	Edison Mission Energy, Global Senior Unsecured Notes	(B, B2)	05/15/19	7.200	312,000
300	Mirant Americas Generation LLC, Senior Unsecured Notes§	(B-, B3)	10/01/21	8.500	289,500
89	Mirant Mid Atlantic Trust, Series B, Global Pass Thru Certificates	(BB, Ba1)	06/30/17	9.125	92,472
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(BB-, B1)	01/15/17	7.375	224,156
225	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(BB-, B1)	02/01/14	7.250	226,406
975	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	767,813
200	Texas Competitive Electric Holdings Co., LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)§	(CCC, Caa2)	11/01/15	10.250	157,500
					2,486,847
Electric - Integrated (0.8%)
375	The AES Corp., Global Senior Unsecured Notes§	(BB-, B1)	10/15/17	8.000	379,688

Electronics (1.5%)
175	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)§	(CCC, Caa2)	12/15/14	8.875	156,625
150	Jabil Circuit, Inc., Senior Unsecured Notes	(BB+, Ba1)	07/15/16	7.750	160,500
150	Sanmina-SCI Corp., Company Guaranteed Notes (Callable 03/01/11 @ $104.06)§	(CCC, B2)	03/01/16	8.125	151,125
225	Viasystems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $106.00)‡	(B+, B3)	01/15/15	12.000	241,875
					710,125
Energy - Exploration & Production (6.3%)
150	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	150,375
125	Bill Barrett Corp., Company Guaranteed Notes (Callable 07/15/13 @ $104.94)§	(BB-, B1)	07/15/16	9.875	135,000
75	Chesapeake Energy Corp., Company Guaranteed Notes§	(BB, Ba3)	12/15/18	7.250	75,000
425	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.15)	(BB, Ba3)	01/15/16	6.875	420,750
225	Comstock Resources, Inc., Company Guaranteed Notes (Callable 10/15/13 @ $104.19)	(B, B2)	10/15/17	8.375	234,562
125	Concho Resources, Inc., Company Guaranteed Notes (Callable 10/01/13 @ $104.31)	(BB, B3)	10/01/17	8.625	130,938
125	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	132,344
250	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	252,500
125	Forest Oil Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.63)	(BB-, B1)	06/15/19	7.250	126,250
150	Hilcorp Financial Co., Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B2)	06/01/16	9.000	156,375
125	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)§	(B+, B3)	05/15/17	8.000	122,813
125	Penn Virginia Corp., Senior Notes (Callable 06/15/13 @ $105.19)	(BB-, B2)	06/15/16	10.375	138,281
275	PetroHawk Energy Corp., Global Company Guaranteed Notes (Callable 06/01/12 @ $103.94)§	(B, B3)	06/01/15	7.875	283,250
150	Pioneer Natural Resources Co., Senior Unsecured Notes§	(BB+, Ba1)	01/15/20	7.500	153,059
150	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	153,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Energy - Exploration & Production
$175	Stone Energy Corp., Company Guaranteed Notes (Callable 02/01/14 @ $104.31)	(BB-, Caa1)	02/01/17	8.625	$175,000
200	Whiting Petroleum Corp., Global Company Guaranteed Notes	(BB, B1)	02/01/14	7.000	203,000
					3,043,247
Environmental (0.5%)
100	Casella Waste Systems, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/12 @ $105.50)‡	(B+, B2)	07/15/14	11.000	109,000
150	Clean Harbors, Inc., Global Senior Secured Notes (Callable 08/15/12 @ $103.81)	(BB-, Ba2)	08/15/16	7.625	153,000
					262,000
Food & Drug Retailers (1.1%)
150	Ingles Markets, Inc., Global Senior Unsecured Notes (Callable 05/15/13 @ $104.44)	(BB-, B1)	05/15/17	8.875	156,188
125	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.69)	(CCC, Caa3)	12/15/15	9.375	105,000
125	Rite Aid Corp., Global Senior Secured Notes (Callable 06/12/13 @ $104.88)§	(B+, B3)	06/12/16	9.750	134,375
125	SUPERVALU, Inc., Senior Unsecured Notes§	(B+, Ba3)	05/01/16	8.000	125,625
					521,188
Food - Wholesale (1.1%)
75	Chiquita Brands International, Inc., Global Senior Unsecured Notes (Callable 11/01/10 @ $102.50)	(B, Caa2)	11/01/14	7.500	73,875
150	Pinnacle Foods Finance Corp., Rule 144A, Senior Unsecured Notes (Callable 04/01/11 @ $104.63)‡	(CCC+, Caa2)	04/01/15	9.250	151,500
125	Smithfield Foods, Inc., Rule 144A, Senior Secured Notes‡	(B+, Ba3)	07/15/14	10.000	136,719
190	Southern States Cooperative, Inc., Rule 144A, Senior Notes‡	(B+, B3)	11/01/11	11.000	190,475
					552,569
Forestry & Paper (2.3%)
134	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $102.38)§	(B+, Caa1)	10/15/14	7.125	122,275
250	Georgia-Pacific LLC, Debentures§	(BB, B2)	06/15/15	7.700	265,625
175	NewPage Corp., Global Secured Notes (Callable 05/01/10 @ $103.00)§	(CCC-, Caa2)	05/01/12	10.000	115,937
350	NewPage Corp., Global Senior Secured Notes (Callable 03/31/12 @ $105.00)§	(CCC+, B2)	12/31/14	11.375	340,375
125	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/10 @ $100.00)ø	(D, NR)	07/01/12	8.375	105,938
50	Verso Paper, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)§	(CCC, Caa1)	08/01/16	11.375	43,125
150	Verso Paper, Inc., Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)§	(B-, B2)	08/01/14	9.125	142,312
					1,135,587
Gaming (4.6%)
250	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)ø‡	(NR, NR)	12/15/14	9.375	43,750
250	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(CCC-, Ca)	05/15/11	8.125	251,250
200	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/10 @ $102.00)‡	(CCC+, Caa3)	08/01/13	8.000	165,000
181	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B2)	11/15/19	7.250	127,605
75	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	86,250
150	Fontainebleau Las Vegas Holdings LLC, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)ø‡	(NR, NR)	06/15/15	11.000	2,250
125	Harrah’s Operating Co., Inc., Global Senior Secured Notes (Callable 06/01/13 @ $105.63)§	(NR, Caa1)	06/01/17	11.250	133,437
225	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notesø	(D, Ca)	11/15/10	12.000	111,938
200	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	188,000
125	Majestic Star Casino Capital Corp., Senior Secured Notesø	(NR, NR)	10/15/10	9.500	83,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Gaming
$200	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)ø‡	(D, NR)	11/15/15	8.500	$62,000
200	MGM Mirage, Inc., Company Guaranteed Notes§	(CCC+, Caa2)	06/01/16	7.500	168,000
25	MGM Mirage, Inc., Company Guaranteed Notes§	(CCC+, Caa2)	01/15/17	7.625	20,563
150	MGM Mirage, Inc., Global Company Guaranteed Notes§	(CCC+, Caa2)	04/01/13	6.750	137,250
150	MGM Mirage, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/13 @ $105.56)‡	(B, B1)	11/15/17	11.125	169,500
275	MTR Gaming Group, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/11 @ $106.31)‡	(B, B2)	07/15/14	12.625	271,562
100	Peninsula Gaming LLC, Rule 144A, Senior Secured Notes (Callable 08/15/12 @ $104.19)‡	(BB, Ba2)	08/15/15	8.375	102,000
125	Peninsula Gaming LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/13 @ $105.38)‡§	(B, B3)	08/15/17	10.750	128,125
115	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	791
					2,252,396
Gas Distribution (2.8%)
175	AmeriGas Eagle Finance Corp., Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	178,063
50	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	51,627
475	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(NR, Ba3)	07/15/11	7.750	496,894
175	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	179,812
125	MarkWest Energy Finance Corp., Series B, Global Company Guaranteed Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	130,625
200	Targa Resources Partners Finance Corp., Global Company Guaranteed Notes (Callable 07/01/12 @ $104.13)	(B, B2)	07/01/16	8.250	204,000
125	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	141,789
					1,382,810
Health Facilities (6.2%)
175	Alliance HealthCare Services, Inc., Rule 144A, Senior Notes (Callable 12/01/12 @ $104.00)‡	(B, B3)	12/01/16	8.000	165,375
150	Bausch & Lomb, Inc., Global Senior Unsecured Notes (Callable 11/01/11 @ $104.94)§	(B, Caa1)	11/01/15	9.875	158,250
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.00)	(B-, B3)	10/15/17	10.000	109,250
100	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	110,500
200	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)§	(B, B3)	07/15/15	8.875	207,250
125	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	125,781
875	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	925,312
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	108,750
125	Inverness Medical Innovations, Inc., Company Guaranteed Notes (Callable 05/15/13 @ $104.50)	(B-, B3)	05/15/16	9.000	128,125
150	Omega Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)§	(BB+, Ba3)	01/15/16	7.000	151,125
450	Tenet Healthcare Corp., Rule 144A, Senior Secured Notes (Callable 07/01/14 @ $ 104.44)‡§	(BB-, B2)	07/01/19	8.875	481,500
25	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $101.00)	(B+, B3)	06/01/15	8.500	24,563
150	Vanguard Holding Co. II, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $104.00)‡	(CCC+, B3)	02/01/18	8.000	147,188
158	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)§	(B-, Caa1)	07/15/15	10.250	166,359
					3,009,328

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Health Services (1.1%)
$75	Rural/Metro Corp., Global Senior Discount Notes (Callable 03/15/10 @ $106.38)+	(B, Caa1)	03/15/16	0.000	$77,625
125	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	127,187
100	Service Corp. International, Senior Unsecured Notes§	(BB-, B1)	11/15/21	8.000	100,625
125	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)§	(BB-, Ba3)	02/15/13	6.250	122,813
125	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/10 @ $101.00)#	(B+, B3)	06/01/15	3.859	107,500
					535,750
Hotels (0.7%)
125	Felcor Lodging LP, Rule 144A, Senior Secured Notes‡§	(B-, B2)	10/01/14	10.000	124,375
100	Host Hotels & Resorts LP, Global Company Guaranteed Notes (Callable 11/01/10 @ $101.19)	(BB+, Ba1)	11/01/13	7.125	101,250
125	Host Hotels & Resorts LP, Rule 144A, Senior Unsecured Notes (Callable 05/15/13 @ $104.50)‡§	(BB+, Ba1)	05/15/17	9.000	134,375
					360,000
Leisure (0.2%)
300	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/10 @ $103.21)ø	(D, NR)	06/01/14	9.625	93,750

Machinery (1.6%)
200	Altra Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $106.09)‡	(B+, B1)	12/01/16	8.125	207,500
175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	178,937
125	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BB+, Ba3)	03/01/14	7.125	125,625
100	CPM Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 09/01/12 @ $105.31)‡§	(B+, B2)	09/01/14	10.625	107,000
175	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)§	(B, Caa1)	11/15/17	8.000	168,000
					787,062
Media - Broadcast (1.9%)
125	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/10 @ $100.00)§	(B-, Caa1)	12/15/12	7.750	124,688
130	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	102,863
125	Belo Corp., Senior Unsecured Notes (Callable 11/15/13 @ $104.00)§	(B+, Ba2)	11/15/16	8.000	128,437
100	Clear Channel Communications, Inc., Senior Unsecured Notes§	(CCC-, Ca)	09/15/14	5.500	60,500
200	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	207,000
50	Clear Channel Worldwide Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/12 @ $106.94)‡	(B, B2)	12/15/17	9.250	51,375
150	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/10 @ $102.88)	(B-, B2)	09/15/14	8.625	145,687
121	Umbrella Acquisition, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡§	(CCC, Caa2)	03/15/15	9.750	107,118
325	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $101.46)ø	(D, NR)	01/15/14	8.750	2,275
					929,943
Media - Cable (4.2%)
350	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/11 @ $101.56)	(B-, Caa1)	01/15/14	9.375	357,875
201	CCH II Capital Corp., Global Senior Notes (Callable 11/30/12 @ $106.75)§	(B, B2)	11/30/16	13.500	242,639
300	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 11/15/12 @ $106.47)‡§	(B-, B3)	11/15/17	8.625	301,500
100	Charter Communications Operating Capital, Rule 144A, Secured Notes‡	(BB-, B1)	04/30/12	8.000	105,000
450	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	02/15/19	8.625	492,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Media - Cable
$50	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, Ba3)	06/15/15	8.500	$53,125
300	DISH DBS Corp., Global Company Guaranteed Notes§	(BB-, Ba3)	10/01/14	6.625	298,500
200	Mediacom Capital Corp., Rule 144A, Senior Notes (Callable 08/15/14 @ $104.56)‡§	(B-, B3)	08/15/19	9.125	201,000
					2,052,389
Media - Diversified (0.3%)
150	Block Communications, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.13)‡	(B, B1)	12/15/15	8.250	149,250

Media - Services (0.8%)
150	Nielsen Finance Co., Global Company Guaranteed Notes (Callable 05/01/13 @ $105.75)	(B-, Caa1)	05/01/16	11.500	168,750
100	WMG Acquisition Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $102.46)§	(B, B1)	04/15/14	7.375	97,500
100	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 06/15/13 @ $104.75)‡	(BB, Ba2)	06/15/16	9.500	107,750
					374,000
Metals & Mining - Excluding Steel (1.2%)
50	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	625
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	2,812
200	Cloud Peak Energy Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/13 @ $104.13)‡	(BB-, B1)	12/15/17	8.250	206,000
175	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	190,571
218	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $100.00)#	(D, Caa1)	05/15/15	5.274	170,208
					570,216
Oil Field Equipment & Services (2.7%)
150	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)§	(BB, Ba2)	09/15/17	7.500	151,875
200	Calfrac Holdings LP, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $103.88)‡	(NR, B2)	02/15/15	7.750	196,000
150	Edgen Murray Corp., Rule 144A, Senior Secured Notes (Callable 01/15/13 @ $106.13)‡	(B, Caa1)	01/15/15	12.250	144,000
125	Helix Energy Solutions Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $104.75)‡	(B, B3)	01/15/16	9.500	128,750
75	Hornbeck Offshore Services, Inc., Rule 144A, Senior Notes (Callable 09/01/13 @ $104.00)‡§	(BB-, Ba3)	09/01/17	8.000	76,125
95	Hornbeck Offshore Services, Inc., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $102.04)§	(BB-, Ba3)	12/01/14	6.125	90,963

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Oil Field Equipment & Services
$150	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)§	(BB-, B1)	12/01/14	8.375	$150,750
125	McJunkin Red Man Corp., Rule 144A, Senior Secured Notes (Callable 12/15/12 @ $107.13)‡	(B, B3)	12/15/16	9.500	125,312
125	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/10 @ $101.60)	(B+, B2)	10/01/13	9.625	129,062
125	Pride International, Inc., Senior Unsecured Notes§	(BBB-, Ba1)	06/15/19	8.500	143,750
					1,336,587
Oil Refining & Marketing (0.6%)
100	Tesoro Corp., Company Guaranteed Notes (Callable 06/01/14 @ $104.88)§	(BB+, Ba1)	06/01/19	9.750	108,375
175	Western Refining, Inc., Rule 144A, Senior Secured Notes (Callable 12/15/11 @ $105.00)#‡	(BB-, B3)	06/15/14	10.750	160,125
					268,500
Packaging (0.9%)
150	Ball Corp., Company Guaranteed Notes (Callable 09/01/14 @ $103.69)	(BB+, Ba1)	09/01/19	7.375	157,125
150	Berry Plastics Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)§	(CCC, Caa1)	09/15/14	8.875	145,500
75	GPC Capital Corp. I, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.29)§	(CCC+, Caa1)	10/15/14	9.875	77,531
75	GPC Capital Corp. I, Rule 144A, Senior Notes (Callable 01/01/14 @ $104.13)‡	(CCC+, Caa1)	01/01/17	8.250	76,500
					456,656
Printing & Publishing (0.7%)
150	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	145,875
50	Dex Media West Finance Co., Series B, Global Senior Subordinated Notes (Callable 08/15/10 @ $101.65)ø	(NR, NR)	08/15/13	9.875	17,625
325	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)ø	(D, NR)	02/15/17	9.000	4,908
155	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B-, B3)	03/01/15	8.250	155,000
					323,408
Railroads (0.6%)
150	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	155,063
112	RailAmerica, Inc., Global Senior Secured Notes (Callable 07/01/13 @ $104.63)	(BB-, B1)	07/01/17	9.250	119,280
					274,343
Software/Services (2.7%)
250	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	260,937
200	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)§	(B-, Caa1)	09/24/15	9.875	179,500
100	JDA Software Group, Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/12 @ $104.00)‡	(BB-, B1)	12/15/14	8.000	104,000
75	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)§	(BB+, Ba2)	07/01/16	8.125	80,344
250	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	260,625
50	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 09/15/12 @ $107.13)‡	(BB-, Ba3)	09/15/15	14.250	59,250
62	Unisys Corp., Rule 144A, Senior Secured Notes (Callable 10/15/12 @ $106.38)‡	(BB-, Ba3)	10/15/14	12.750	72,230
330	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(CCC+, Caa2)	02/15/15	9.625	306,900
					1,323,786
Specialty Retail (2.0%)
150	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)§	(B-, Caa1)	03/15/17	7.625	144,000
250	Brookstone Co., Inc., Global Senior Secured Notes (Callable 10/15/10 @ $103.00)	(CCC-, Caa3)	10/15/12	12.000	177,500
70	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)§	(CCC, Caa2)	11/01/14	10.000	71,050
105	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)§	(CCC, Caa3)	11/01/16	11.375	109,725
200	QVC, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/14 @ $103.75)‡	(BB+, Ba2)	10/01/19	7.500	206,000
115	Susser Finance Corp., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.66)	(B+, B3)	12/15/13	10.625	120,319
100	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(CCC+, Caa3)	10/15/15	10.375	98,500
50	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)§	(B-, B3)	02/15/15	8.500	50,250
					977,344

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Steel Producers/Products (1.1%)
$175	California Steel Industries, Inc., Global Senior Notes (Callable 03/04/10 @ $103.06)	(BB-, B1)	03/15/14	6.125	$167,125
175	Ryerson, Inc., Global Senior Secured Notes (Callable 11/01/11 @ $106.00)§	(CCC+, Caa1)	11/01/15	12.000	182,437
200	Steel Dynamics, Inc., Global Senior Unsecured Notes (Callable 04/15/12 @ $103.88)§	(BB+, Ba2)	04/15/16	7.750	205,500
					555,062
Support-Services (2.6%)
125	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B+, B2)	08/15/16	9.000	126,875
150	DynCorp International, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B+, B1)	02/15/13	9.500	152,625
125	Iron Mountain, Inc., Senior Subordinated Notes (Callable 08/15/14 @ $104.19)	(B+, B2)	08/15/21	8.375	130,312
200	JohnsonDiversey Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/14 @ $104.13)‡	(B-, B3)	11/15/19	8.250	208,500
150	Sotheby’s, Global Company Guaranteed Notes	(B, B1)	06/15/15	7.750	148,500
140	The Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $102.22)	(CCC+, B2)	01/01/14	8.875	141,750
70	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	74,025
100	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)	(CCC, Caa1)	09/01/16	11.875	110,250
175	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.33)§	(CCC+, Caa1)	02/15/14	7.000	163,844
					1,256,681
Telecom - Integrated/Services (5.2%)
200	Cincinnati Bell, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	195,500
150	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	147,000
215	HNS Finance Corp., Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	220,912
500	Intelsat Corp., Global Senior Unsecured Notes (Callable 08/15/10 @ $103.13)	(BB-, B3)	08/15/14	9.250	512,500
350	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#§	(CCC, Caa1)	02/15/15	4.601	279,125
25	Level 3 Financing, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/14 @ $105.00)‡§	(CCC, Caa1)	02/01/18	10.000	23,500
225	Paetec Holding Corp., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)§	(CCC+, Caa1)	07/15/15	9.500	218,812
375	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/13 @ $103.56)‡§	(B+, Ba3)	04/01/18	7.125	367,500
125	Qwest Communications International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/12 @ $104.00)‡	(B+, Ba3)	10/01/15	8.000	130,000
150	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	151,688
275	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)§	(BB-, Ba3)	08/01/16	8.625	283,594
					2,530,131
Telecom - Wireless (3.8%)
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)§	(B-, B3)	11/01/14	9.375	100,000
75	Cricket Communications, Inc., Global Senior Secured Notes (Callable 05/15/12 @ $105.81)§	(B+, Ba2)	05/15/16	7.750	75,844
225	GeoEye, Inc., Rule 144A, Senior Secured Notes (Callable 10/01/13 @ $104.81)‡	(B, B1)	10/01/15	9.625	230,625
125	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)§	(B, B3)	11/01/14	9.250	126,406
650	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)§	(BB, Ba2)	03/15/14	5.950	578,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

U.S. CORPORATE BONDS
Telecom - Wireless
$100	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/12 @ $106.00)‡	(BB-, Ba2)	08/15/16	8.000	$104,250
75	SBA Telecommunications, Inc., Rule 144A, Company Guaranteed Notes (Callable 8/15/14 @ $104.13)‡	(BB-, Ba2)	08/15/19	8.250	79,125
425	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba3)	12/01/16	6.000	371,875
200	Viasat, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/15/12 @ $106.66)‡	(B, B1)	09/15/16	8.875	205,500
					1,872,125
Textiles & Apparel (0.5%)
150	Levi Strauss & Co., Global Senior Notes (Callable 01/15/11 @ $103.25)	(B+, B2)	01/15/15	9.750	157,500
100	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/10 @ $101.35)§	(BB+, Ba3)	05/01/13	8.125	102,500
					260,000
Theaters & Entertainment (0.4%)
100	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $102.67)§	(CCC+, Caa1)	03/01/14	8.000	98,500
75	AMC Entertainment, Inc., Global Senior Unsecured Notes (Callable 06/01/14 @ $104.38)§	(B-, B1)	06/01/19	8.750	78,000
					176,500
Tobacco (0.3%)
125	Alliance One International, Inc., Rule 144A, Senior Unsecured Notes (Callable 07/15/13 @ $105.00)‡	(B+, B2)	07/15/16	10.000	133,125

Transportation - Excluding Air/Rail (0.7%)
150	SEACOR Holdings, Inc., Senior Unsecured Notes	(BBB-, Ba1)	10/01/19	7.375	156,270
175	Teekay Corp., Senior Unsecured Notes§	(BB, B1)	01/15/20	8.500	178,500
					334,770
TOTAL U.S. CORPORATE BONDS (Cost $43,494,489)					42,713,204

FOREIGN CORPORATE BONDS (8.3%)
Chemicals (1.0%)
300	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B-, B2)	09/15/13	2.254	285,000
325	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CCC-, Caa3)	02/15/16	8.500	219,375
					504,375
Computer Hardware (0.2%)
100	Seagate Technology International, Rule 144A, Secured Notes (Callable 05/01/13 @ $105.00) (Cayman Islands)‡	(BB+, Ba1)	05/01/14	10.000	115,000

Electronics (0.6%)
150	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B+, Ba3)	12/01/15	11.875	166,875
125	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CC, C)	10/15/14	7.875	111,875
					278,750
Energy - Exploration & Production (0.3%)
175	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, Caa3)	12/15/14	8.250	154,875

Environmental (0.3%)
125	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/10 @ $103.17) (Canada)	(B-, Caa1)	04/15/14	9.500	130,000

Forestry & Paper (0.8%)
475	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)ø	(NR, NR)	06/15/11	7.750	104,500
125	Cascades, Inc., Rule 144A, Senior Notes (Callable 12/15/13 @ $103.88) (Canada)‡	(B+, Ba3)	12/15/17	7.750	128,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN CORPORATE BONDS
Forestry & Paper
$150	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 03/04/10 @ $103.88) (Ireland)§	(B, B2)	04/01/15	7.750	$147,000
					379,625
Media - Cable (1.4%)
150	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B+, B2)	02/15/15	10.125	220,481
125	UPC Germany GmbH, Rule 144A, Senior Secured Notes (Callable 12/01/12 @ $108.13)‡	(BB-, B1)	12/01/17	8.125	126,875
100	Videotron Ltee, Rule 144A, Company Guaranteed Notes (Callable 04/15/13 @ $104.56) (Canada)‡	(BB-, NR)	04/15/18	9.125	108,000
200	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B, B2)	08/15/16	9.125	209,000
					664,356
Media - Diversified (0.4%)
200	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	201,000

Metals & Mining - Excluding Steel (0.7%)
75	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/13 @ $105.13) (Canada)	(BB+, Ba2)	05/15/16	10.250	86,062
150	Teck Resources, Ltd., Global Senior Secured Notes (Callable 05/15/14 @ $105.38) (Canada)§	(BB+, Ba2)	05/15/19	10.750	177,375
50	Teck Resources, Ltd., Global Senior Secured Notes (Canada)	(BB+, Ba2)	05/15/14	9.750	57,375
					320,812
Oil Field Equipment & Services (0.3%)
175	Cie Generale de Geophysique-Veritas, Global Company Guaranteed Notes (Callable 05/15/10 @ $103.75) (France)	(BB, Ba3)	05/15/15	7.500	174,563

Telecom - Integrated/Services (0.9%)
292	Global Crossing UK Finance PLC, Global Senior Secured Notes (Callable 12/15/10 @ $103.58) (United Kingdom)	(B-, B3)	12/15/14	10.750	301,125
125	Intelsat Subsidiary Holding Co., Ltd., Global Company Guaranteed Notes (Callable 01/15/11 @ $102.96) (Bermuda)§	(B+, B3)	01/15/15	8.875	128,750
					429,875
Telecom - Wireless (0.3%)
50	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	54,625
50	Wind Acquisition Finance SA, Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $105.88) (Luxembourg)‡	(B+, B2)	07/15/17	11.750	74,884
					129,509
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(NR, NR)	11/15/12	9.875	18,764

Transportation - Excluding Air/Rail (1.1%)
250	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75) (Marshall Islands)	(B+, B3)	12/15/14	9.500	249,687
275	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/10 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	269,844
					519,531
TOTAL FOREIGN CORPORATE BONDS (Cost $3,993,029)					4,021,035

BANK LOAN (0.5%)
Energy - Exploration & Production (0.5%)
246	ATP Oil & Gas (Cost $205,779)	(NR, NR)	07/15/14	5.750	246,363

Number of Shares				Value

COMMON STOCKS (0.6%)
Banks (0.2%)
3,381	CIT Group, Inc.*			$107,584

Chemicals (0.3%)
9,785	Huntsman Corp.			119,279

Media - Cable (0.1%)
1,864	Charter Communications, Inc.*§			57,094

Printing & Publishing (0.0%)
236	SuperMedia, Inc.*§			8,569

Software/Services (0.0%)
353	Unisys Corp.*			10,198
TOTAL COMMON STOCKS (Cost $491,844)				302,724

PREFERRED STOCK (0.1%)
Banks (0.1%)
89	GMAC, Inc., Rule 144A (Callable 12/31/11 @ $1,000)‡§ (Cost $20,113)			63,613

WARRANTS (0.0%)
Media - Cable (0.0%)
630	Charter Communications, Inc., strike price $5.00, expires 11/30/14*§ (Cost $3,150)			4,426

SHORT-TERM INVESTMENTS (33.7%)
15,608,409	State Street Navigator Prime Portfolio §§			15,608,409

Par (000)		Maturity	Rate%
$799	State Street Bank and Trust Co. Euro Time Deposit	02/01/10	0.010	799,000

TOTAL SHORT-TERM INVESTMENTS (Cost $16,407,409)				16,407,409

TOTAL INVESTMENTS AT VALUE (131.0%) (Cost $64,615,813)				63,758,774

LIABILITIES IN EXCESS OF OTHER ASSETS (-31.0%)				(15,102,336)

NET ASSETS (100.0%)				$48,656,438

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation

Open Forward Foreign Currency Contract
USD	337,741	EUR	233,000	04/15/10	$(337,741)	$(323,799)	$13,942

INVESTMENT ABBREVIATION NR=Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2010, these securities amounted to a value of $13,265,588 or 27.3% of net assets.

#	Variable rate obligations — The interest rate is the rate as of January 31, 2010.
+	Step Bond — The interest rate is as of January 31, 2010 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Currency Abbreviations:

EUR = Euro Currency

USD = United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Corporate Bonds	$—	$42,713,204	$—	$42,713,204
Foreign Corporate Bonds	—	4,021,035	—	4,021,035
Bank Loan	—	246,363	—	246,363
Common Stocks	302,724	—	—	302,724
Preferred Stock	63,613	—	—	63,613
Warrants	4,426	—	—	4,426
Short-Term Investments	15,608,409	799,000	—	16,407,409
Other Financial Instruments *
Forward Foreign Currency Contracts	13,942	—	—	13,942
	$15,993,114	$47,779,602	$—	$63,772,716

* Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At January 31, 2010, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $64,615,813, $2,848,231, $(3,705,270) and $(857,039), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	March 18, 2010

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	March 18, 2010